Inventories - Summary of inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Classes of current inventories [abstract]
Ore stockpiles	$ 10,521	$ 10,097
In-process inventory and finished goods	67,261	63,513
Materials and supplies	121,090	104,553
Inventories	$ 198,872	$ 178,163